LOANS - Narrative (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, nonaccrual	$ 0.9		$ 1.2	$ 1.4
Loans held for sale, fair value, nonaccrual status	$ 0.6		$ 0.8	$ 0.8
Concentration risk, percentage	100.00%		100.00%	100.00%
Amount outstanding on loans purchased	$ 2,700.0	$ 1,800.0
Amount outstanding on loans securitized	874.6	381.2	$ 498.8	$ 720.2
Top Five Originators
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount outstanding on loans originated	$ 1,700.0	$ 1,200.0	1,500.0	1,300.0
Top Five Loan Purchasers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount outstanding on loans purchased			$ 2,400.0	$ 2,200.0
Financing Receivable Benchmark | Loan Originations Risk | Top Five Originators
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	76.30%	73.70%	75.40%	85.30%
Financing Receivable Benchmark | Customer Concentration Risk | Top Five Loan Purchasers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	79.10%	63.20%	60.70%	92.60%
Revenue Benchmark | Loan Originations Risk | Top Five Originators
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	15.00%	8.20%	9.10%	8.80%
Revenue Benchmark | Customer Concentration Risk | Top Five Loan Purchasers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	26.50%	17.70%	18.10%	23.70%